Private Placement (Details Narrative) - Evergreen Corporation [Member] - USD ($)	Feb. 11, 2022	Sep. 05, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share		$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	532,500
Sale of stock, price per share	$ 10.00
Proceeds from issuance of private placement	$ 5,325,000